Share-Based Compensation and Share-Based Payment Reserve (Details Narrative)				6 Months Ended	12 Months Ended
	Apr. 19, 2021 USD ($) shares $ / shares	Mar. 29, 2021 USD ($) shares $ / shares	Sep. 09, 2019 USD ($) shares $ / shares	Jan. 31, 2021	Jul. 31, 2021 USD ($) shares	Jul. 31, 2020 USD ($) shares	Aug. 01, 2019 shares	Jul. 31, 2019 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of share options cancelled | shares							6,000	6,000
Number of share options expired | shares					16,636	3,440	2,167	2,167
Stock option expired fair value | $					$ 387,647	$ 113,933		$ 76,396
Number of share options granted | shares					672,000	166
Stock- based compensation expense | $					$ 1,968,226	$ 1,686		$ 49,317
Weighted average remaining contractual life					4 years 7 months 28 days	11 months 23 days
Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted | shares		612,000
Stock option fair value | $		$ 1,834,405
Fair value weighted average assumptions, share price | $ / shares		$ 3.55
Fair value weighted average assumptions, exercise price | $ / shares		$ 4.24
Fair value weighted average assumptions, expected life		5 years
Fair value weighted average assumptions, annualized volatility		100.00%
Fair value weighted average assumptions, dividend yield		0.00%
Fair value weighted average assumptions, risk free rate		0.969%
Warrants exercise price | $ / shares		$ 4.24
Officers Directors Employees And Consultants [Member]
IfrsStatementLineItems [Line Items]
Acquire percent of common stock					10.00%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted years				5 years
Consultant [Member] | Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted | shares	60,000		166
Stock option fair value | $	$ 133,796		$ 14,484
Fair value weighted average assumptions, share price | $ / shares	$ 3.12		$ 13.43
Fair value weighted average assumptions, exercise price | $ / shares	$ 4.24		$ 17.09
Fair value weighted average assumptions, expected life	5 years		5 years
Fair value weighted average assumptions, annualized volatility	100.00%		88.00%
Fair value weighted average assumptions, dividend yield	0.00%		0.00%
Fair value weighted average assumptions, risk free rate	0.968%		1.40%
Warrants exercise price | $ / shares	$ 4.24
Insiders [Member] | Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted | shares		560,000